Description of Business and Summary of Significant Accounting Policies (Details) - Cepton Technologies, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Equity value	$ 1,500,000,000
Purchase an aggregate shares (in Shares)	5,950,000
Purchase price per share (in Dollars per share)	$ 10
Cash and cash equivalents	$ 7,700,000
Short-term investment	8,448,000	$ 32,058,000
Accumulated deficit	84,500,000
Net loss	26,400,000
Cash flows from operating activities	$ (27,200,000)
Percentage of accounts receivable, net	10.00%	10.00%	10.00%
Percentage of total revenue	10.00%	10.00%
Product warrant term	1 year	1 year
Number of vendors		2	3
Percentage of total accounts payable		27.00%	44.00%
Commission expense		$ 31,000	$ 26,000
Advertising costs		197,000	$ 610,000
Money market funds		$ 7,190,000
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, estimated useful lives		3
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment, estimated useful lives		7